Horizon Active Asset Allocation Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
February 28, 2022

Shares		Value
	INVESTMENT COMPANIES - 99.8%
	Exchange Traded Funds - 99.8%
321,936	Energy Select Sector SPDR Fund	$22,722,243
264,648	Invesco QQQ Trust Series 1 (a)	91,779,926
576,644	Invesco S&P 500 Equal Weight ETF (a)	88,947,337
276,891	iShares Edge MSCI USA Quality Factor ETF	35,962,603
914,592	iShares International Select Dividend ETF (a)	29,038,296
1,051,716	iShares MSCI Europe Financials ETF	19,667,089
466,120	iShares MSCI Japan ETF (a)	29,337,593
685,565	iShares MSCI USA Minimum Volatility ETF	50,546,708
424,295	iShares Select Dividend ETF	52,531,964
348,877	Principal US Mega-Cap ETF	14,293,491
109,853	Schwab U.S. Large-Cap Value ETF (a)	7,676,528
2,523,715	SPDR Portfolio Emerging Markets ETF (a)	100,519,569
572,494	SPDR Portfolio S&P 500 Growth ETF	36,319,019
1,446,999	SPDR Portfolio S&P 500 Value ETF	58,878,389
944,200	WisdomTree U.S. Quality Dividend Growth Fund	58,615,936
537,911	Xtrackers MSCI USA ESG Leaders Equity ETF	21,661,676
189,131	Xtrackers S&P 500 ESG ETF	7,476,348
	TOTAL INVESTMENT COMPANIES (Cost - $725,807,910)	725,974,715

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 28.1%
204,838,565	Mount Vernon Liquid Assets Portfolio, LLC, 0.12% (b)	204,838,565
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost - $204,838,565)	204,838,565

	TOTAL INVESTMENTS - 127.9% (Cost - $930,646,475)	930,813,280
	Liabilities in Excess of Other Assets - (27.9)%	(203,150,034)
	NET ASSETS - 100.0%	$727,663,246

Percentages are stated as a percent of net assets.
(a) All or a portion of this security is out on loan as of February 28, 2022.
(b) Interest rate reflects the seven-day yield on February 28, 2022.